Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax [Line Items]
Schedule of deferred tax assets not recognized
As at December 31, 2021 and 2020, deferred tax assets have not been recognized with respect to the following table. The scientific research and experimental development deferred tax assets expire between 2025 and 2028.

As at December 31	2021	2020
Deferred tax assets
Scientific research and experimental development	$3,358	$3,358
Non-capital losses	2,778	2,356
Other	798	595

Total deferred tax assets	$6,934	$6,309

Schedule of reconciliation of statutory rate to the income tax rate applied to the net (loss) income
The reconciliation of the Canadian statutory rate to the income tax rate applied to the net loss for the years ended December 31, 2021, 2020 and 2019 to the income tax expense is as follows:

Year ended December 31	2021	2020	2019
(Loss) Income for the year
Canadian	$(1,195)	$(519)	$(7,013)
Foreign	436	(6,326)	(12,628)

	$(759)	$(6,845)	$(19,641)

Year ended December 31	2021	2020	2019
Canadian federal and provincial income taxes at 27% (2020 – 27%; 2019 – 27%)	$205	$1,848	$5,303
Permanent differences and other items	165	(159)	(330)
Fair value adjustments of earnout payments	453	—	—
Foreign tax rate in foreign jurisdictions	(167)	(1,551)	(1,308)
Change in unrecognized deferred tax assets	(624)	(138)	(3,810)

	$32	$—	$(145)

UNITED STATES
Income Tax [Line Items]
Schedule of losses available for application in future years	At December 31, 2021, the Company has the following Canadian losses available for application in future years:

2037	$5,276
2040	2,774
2041	969

$9,019

BARBADOS
Income Tax [Line Items]
Schedule of losses available for application in future years	At December 31, 2021, the Company has the following Barbados losses available for application in future years:

2022	$128
2028	2,345
2029	3,765

$6,237